TAX STATUS	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
TAX STATUS
TAX STATUS

NOTE 4 - TAX STATUS

The Internal Revenue Service has determined by a letter dated November 30, 2020, that the volume submitter plan and related trust are designed in accordance with applicable sections of the IRC. Although the volume submitter plan has been amended and restated since receiving the determination letter, the Plan Administrator and the Plan’s tax counsel believe that the Plan and related trust are designed and are currently being operated in compliance with the applicable requirements of the IRC and therefore, believe that the Plan is qualified, and the related trust is tax-exempt.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are no audits for any tax periods in progress. The Plan Administrator believes the Plan is no longer subject to income tax examinations for years prior to 2022.